Financial Assets and Liabilities - Summary of Net Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash & cash equivalents	$ 81,348	$ 50,426	$ 77,022	$ 37,763
Borrowings Repayable within one year	(21,619)	(14,007)
Borrowings Repayable after one year	(72,679)	(67,279)
Net Debt	(12,950)	(30,860)
Gross debt	(84,924)	(81,286)
Fixed interest rate [member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Gross debt	(45,274)	(33,060)
Floating Interest Rate
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Gross debt	$ (49,024)	$ (48,226)